DoubleLine Real Estate and Income Fund

Schedule of Investments

June 30, 2022 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Collateralized Loan Obligations - 30.3%
500,000	AIG LLC, Series 2021-2A-A (3 Month LIBOR USD + 1.17%, 1.17% Floor)	2.23	% (a)	07/20/2034	485,529
500,000	Bridge Street Ltd., Series 2021-1A-A1A (3 Month LIBOR USD + 1.23%, 1.23% Floor)	2.29	% (a)	07/20/2034	486,430
461,834	CFIP Ltd., Series 2013-1A-AR (3 Month LIBOR USD + 1.34%)	2.40	% (a)	04/20/2029	458,532
1,000,000	Jamestown Ltd., Series 2016-9A-A1RR (3 Month LIBOR USD + 1.24%, 1.24% Floor)	2.42	% (a)	07/25/2034	973,153
500,000	Ocean Trails, Series 2020-10A-AR (3 Month LIBOR USD + 1.22%, 1.22% Floor)	2.26	% (a)	10/15/2034	484,327
1,000,000	Wellfleet Ltd., Series 2020-2A-AR (3 Month LIBOR USD + 1.22%, 1.22% Floor)	2.26	% (a)	07/15/2034	973,251

Total Collateralized Loan Obligations (Cost $3,961,373)					3,861,222

Foreign Corporate Bonds - 4.5%
15,000	Avolon Holdings Funding Ltd.	5.13	% (a)	10/01/2023	14,856
85,000	Bank of Montreal (Secured Overnight Financing Rate + 0.71%)	2.14%		03/08/2024	84,456
50,000	Bank of Nova Scotia	0.65%		07/31/2024	46,909
90,000	BAT International Finance PLC	1.67%		03/25/2026	79,791
90,000	Canadian Pacific Railway Company	1.35%		12/02/2024	84,767
80,000	Glencore Funding LLC	4.13	% (a)	05/30/2023	79,876
10,000	Glencore Funding LLC	4.13	% (a)	03/12/2024	9,957
40,000	Macquarie Bank Ltd.	2.10	% (a)	10/17/2022	39,884
55,000	Macquarie Group Ltd. (3 Month LIBOR USD + 1.33%)	4.15	% (a)	03/27/2024	55,032
85,000	Toronto-Dominion Bank	0.70%		09/10/2024	79,850

Total Foreign Corporate Bonds (Cost $606,147)					575,378

Non-Agency Commercial Mortgage Backed Obligations - 21.0%
724,275	BANK, Series 2021-BN36-XA	1.02	% (b) (c)	09/15/2064	38,238
100,000	BSPRT Issuer Ltd., Series 2022-FL8-A (Secured Overnight Financing Rate 30 Day Average + 1.50%, 1.50% Floor)	2.28	% (a)	02/15/2037	96,893
525,000	BX Trust, Series 2018-EXCL-C (1 Month LIBOR USD + 1.98%, 1.98% Floor)	3.30	% (a)	09/15/2037	492,275
100,000	BXHPP Trust, Series 2021-FILM-D (1 Month LIBOR USD + 1.50%, 1.50% Floor)	2.82	% (a)	08/15/2036	92,788
277,000	CLNC Ltd., Series 2019-FL1-D (Secured Overnight Financing Rate 1 Month + 3.01%, 2.90% Floor)	4.52	% (a)	08/20/2035	270,987
172,000	Commercial Mortgage Pass-Through Trust, Series 2015-CR25-C	4.68	% (b)	08/10/2048	158,891
100,000	Commercial Mortgage Pass-Through Trust, Series 2015-LC21-B	4.48	% (b)	07/10/2048	96,518
99,388	Extended Stay America Trust, Series 2021-ESH-D (1 Month LIBOR USD + 2.25%, 2.25% Floor)	3.58	% (a)	07/15/2038	96,164
187,000	GS Mortgage Securities Corporation Trust, Series 2019-SMP-E (1 Month LIBOR USD + 2.60%, 2.60% Floor)	3.92	% (a)	08/15/2032	173,966
195,527	HPLY Trust, Series 2019-HIT-F (1 Month LIBOR USD + 3.15%, 3.15% Floor)	4.47	% (a)	11/15/2036	180,384
500,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3-D	5.71	% (a)(b)	02/15/2046	371,562

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
279,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-MINN-E (1 Month LIBOR USD + 2.75%, 3.50% Floor)	4.07	% (a)	11/15/2035	245,296
100,000	KREF Ltd., Series 2021-FL2-B (1 Month LIBOR USD + 1.65%, 1.65% Floor)	3.17	% (a)	02/15/2039	94,367
96,459	SMR Mortgage Trust, Series 2022-IND-A (Secured Overnight Financing Rate 1 Month + 1.65%, 1.65% Floor)	2.93	% (a)	02/15/2039	93,436
100,000	Soho Trust, Series 2021-SOHO-B	2.79	% (a)(b)	08/10/2038	82,316
100,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1-C	4.59%		01/15/2060	94,157

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $2,974,097)					2,678,238

US Corporate Bonds - 25.8%
40,000	American Express Company	3.38%		05/03/2024	39,749
40,000	American Express Company (Secured Overnight Financing Rate + 0.93%)	2.33%		03/04/2025	39,651
85,000	Athene Global Funding (Secured Overnight Financing Rate + 0.70%)	2.00	% (a)	05/24/2024	82,555
55,000	Bank of America Corporation (3 Month LIBOR USD + 0.79%)	2.40%		03/05/2024	54,677
30,000	Bank of America Corporation (Secured Overnight Financing Rate + 0.69%)	1.68%		04/22/2025	29,270
80,000	Boeing Company	4.51%		05/01/2023	80,220
40,000	Brighthouse Financial Global Funding	0.60	% (a)	06/28/2023	38,740
85,000	Capital One Financial Corporation	3.90%		01/29/2024	84,932
85,000	Charles Schwab Corporation (Secured Overnight Financing Rate + 1.05%)	2.44%		03/03/2027	83,691
65,000	Citigroup, Inc. (3 Month LIBOR USD + 1.02%)	2.60%		06/01/2024	64,588
25,000	Citigroup, Inc. (Secured Overnight Financing Rate + 0.53%)	1.28%		11/03/2025	23,232
85,000	Conagra Brands, Inc.	4.30%		05/01/2024	85,383
80,000	Dollar Tree, Inc.	4.00%		05/15/2025	79,573
30,000	Elevance Health, Inc.	3.30%		01/15/2023	30,047
30,000	Elevance Health, Inc.	3.50%		08/15/2024	29,916
60,000	Energy Transfer LP	5.88%		01/15/2024	61,219
20,000	Energy Transfer LP	4.50%		04/15/2024	20,023
5,000	Energy Transfer LP	4.05%		03/15/2025	4,930
100,000	Entergy Louisiana LLC	0.95%		10/01/2024	93,985
80,000	Expedia Group, Inc.	6.25	% (a)	05/01/2025	82,493
80,000	General Motors Financial Company, Inc.	5.25%		03/01/2026	80,223
80,000	Goldman Sachs Group, Inc.	3.50%		04/01/2025	78,525
80,000	HCA, Inc.	5.00%		03/15/2024	80,431
70,000	Hyatt Hotels Corporation	1.30%		10/01/2023	67,819
80,000	Hyundai Capital America	2.85	% (a)	11/01/2022	79,807
5,000	Hyundai Capital America	1.00	% (a)	09/17/2024	4,645
25,000	JPMorgan Chase & Company	3.90%		07/15/2025	25,074
40,000	JPMorgan Chase & Company (Secured Overnight Financing Rate + 1.32%)	2.31%		04/26/2026	39,388
85,000	Keurig Dr Pepper, Inc.	0.75%		03/15/2024	80,902
65,000	Magallanes, Inc.	3.79	% (a)	03/15/2025	63,068
85,000	Marriott International, Inc.	3.60%		04/15/2024	84,268
80,000	Marsh & McLennan Companies, Inc.	3.88%		03/15/2024	80,226
85,000	Microchip Technology, Inc.	0.97%		02/15/2024	80,774

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
75,000	Morgan Stanley (Secured Overnight Financing Rate + 0.46%)	0.53%		01/25/2024	73,541
25,000	Nissan Motor Acceptance Company LLC	1.13	% (a)	09/16/2024	22,996
80,000	Omnicom Group, Inc.	3.65%		11/01/2024	79,366
55,000	Pacific Gas and Electric Company	3.25%		02/16/2024	53,603
30,000	Pacific Gas and Electric Company	4.95%		06/08/2025	29,447
75,000	Parker-Hannifin Corporation	3.65%		06/15/2024	74,565
85,000	Penske Truck Leasing Company LP	2.70	% (a)	11/01/2024	81,668
85,000	Pioneer Natural Resources Company	0.55%		05/15/2023	82,873
85,000	Republic Services, Inc.	2.50%		08/15/2024	82,369
80,000	Royalty Pharma PLC	0.75%		09/02/2023	77,070
85,000	Schlumberger Holdings Corporation	3.75	% (a)	05/01/2024	84,699
95,000	Southern California Edison Company (Secured Overnight Financing Rate + 0.83%)	2.35%		04/01/2024	94,029
85,000	Southwest Airlines Company	4.75%		05/04/2023	85,710
95,000	Triton Container International Ltd.	0.80	% (a)	08/01/2023	90,059
20,000	UnitedHealth Group, Inc.	3.70%		05/15/2027	19,945
75,000	Verizon Communications, Inc. (3 Month LIBOR USD + 1.10%)	2.51%		05/15/2025	74,593
80,000	Wells Fargo & Company (Secured Overnight Financing Rate + 1.60%)	1.65%		06/02/2024	78,172
75,000	Welltower, Inc.	3.63%		03/15/2024	74,454
90,000	Zimmer Biomet Holdings, Inc.	1.45%		11/22/2024	84,801

Total US Corporate Bonds (Cost $3,432,745)					3,297,984

US Government and Agency Obligations - 19.1%
2,350,000	United States Treasury Notes	1.25	% (e)	11/30/2026	2,176,274
270,000	United States Treasury Notes	2.50	% (e)	03/31/2027	263,461

Total US Government and Agency Obligations (Cost $2,481,915)					2,439,735

Short Term Investments - 3.5%
148,182	First American Government Obligations Fund - Class U	1.31	% (d)		148,182
148,183	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	1.35	% (d)		148,183
148,182	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.38	% (d)		148,182

Total Short Term Investments (Cost $444,547)					444,547

Total Investments - 104.2% (Cost $13,900,824)					13,297,104
Liabilities in Excess of Other Assets - (4.2)%					(530,082)

NET ASSETS - 100.0%					$12,767,022

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(c)	Interest only security

(d)	Seven-day yield as of period end

(e)	All or a portion of this security has been pledged as collateral.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	30.3%
US Corporate Bonds	25.8%
Non-Agency Commercial Mortgage Backed Obligations	21.0%
US Government and Agency Obligations	19.1%
Foreign Corporate Bonds	4.5%
Short Term Investments	3.5%
Other Assets and Liabilities	(4.2)%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	30.3%
Non-Agency Commercial Mortgage Backed Obligations	21.0%
US Government and Agency Obligations	19.1%
Banking	7.3%
Short Term Investments	3.5%
Utilities	2.1%
Energy	2.0%
Transportation	2.0%
Healthcare	1.9%
Insurance	1.6%
Automotive	1.5%
Food Products	1.3%
Aerospace & Defense	1.3%
Hotels/Motels/Inns and Casinos	1.2%
Media	1.1%
Finance	0.8%
Mining	0.7%
Commercial Services	0.7%
Environmental Control	0.6%
Technology	0.6%
Beverage and Tobacco	0.6%
Retailers (other than Food/Drug)	0.6%
Pharmaceuticals	0.6%
Telecommunications	0.6%
Diversified Manufacturing	0.6%
Real Estate	0.6%
Other Assets and Liabilities	(4.2)%

100.0%

EXCESS RETURN SWAPS

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)/ Value
DigitalBridge Fundamental US Real Estate Index Excess Return(1)	Barclays Capital, Inc.	Long	0.45%	Termination	08/25/2022	13,400,000	$(527,935)

							$(527,935)

(1)

The DigitalBridge Fundamental US Real Estate Index Excess Return aims to provide notional long exposure to Real Estate Investment Trusts (REITs) excluding mortgage REITs that meet certain market capitalization, liquidity and fundamental criteria. The constituents of the index are ordinary shares, which are REITs. Information on the sector constituents as of June 30, 2022, is available on the Barclays Capital, Inc. website at https://indices.barclays/IM/33/en/indices/details.app;ticker=BXIICCRE.

Notes to Schedule of Investments

June 30, 2022 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 20 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Real Estate and Income Fund (formerly known as DoubleLine Colony Real Estate and Income Fund), DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”).

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange—traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”, formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”) in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2022:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Money Market Funds	$1,662,763,276	$90,884,664	$7,066,023	$3,865,179	$343,915,047	$21,782,424
Affiliated Mutual Funds	—	503,365,400	—	4,079,671	—	—
Common Stocks	—	1,450,535	1,561,309	—	610,378	17,742
Exchange Traded Funds	—	—	—	2,911,529	—	—
Real Estate Investment Trusts	—	—	—	875,130	—	—
Total Level 1	1,662,763,276	595,700,599	8,627,332	11,731,509	344,525,425	21,800,166
Level 2
US Government and Agency Mortgage Backed Obligations	16,010,175,667	1,511,616,048	—	3,003,330	195,478,990	—
Non-Agency Residential Collateralized Mortgage Obligations	10,263,018,721	998,163,419	—	5,148,597	1,020,162,871	—
Non-Agency Commercial Mortgage Backed Obligations	3,702,290,788	630,670,326	—	—	992,281,990	1,362,370
US Government and Agency Obligations	2,644,596,163	1,680,541,726	—	—	907,389,557	—
Asset Backed Obligations	2,106,925,137	394,857,488	—	—	479,853,728	—
Collateralized Loan Obligations	1,338,823,579	353,924,777	—	—	1,114,611,120	6,615,020
US Corporate Bonds	—	1,462,159,934	—	—	462,022,425	10,874,082
Foreign Corporate Bonds	—	597,195,302	396,936,445	—	696,771,806	661,073
Bank Loans	—	386,007,312	—	—	421,152,268	282,883,742
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	133,290,691	196,711,037	—	126,962,478	—
Other Short Term Investments	—	6,708,880	—	4,882,789	103,816,236	—
Municipal Bonds	—	6,021,952	—	—	—	—
Total Level 2	36,065,830,055	8,161,157,855	593,647,482	13,034,716	6,520,503,469	302,396,287
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	76,813,646	139,122	—	—	—	—
Asset Backed Obligations	72,037,938	7,587,452	—	—	—	—
Collateralized Loan Obligations	447,066	—	—	119,229	—	—
Common Stocks	—	2,142,453	—	—	—	1,138,845

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Bank Loans	$—	$490,110	$—	$—	$—	$392,471
Foreign Corporate Bonds	—	—	—	—	—	—
Rights	—	12,028	—	—	—	—
Warrants	—	7,563	—	—	—	—
Total Level 3	149,298,650	10,378,728	—	119,229	—	1,531,316
Total	$37,877,891,981	$8,767,237,182	$602,274,814	$24,885,454	$6,865,028,894	$325,727,769
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$(114,344)	$—	$—
Total Level 1	—	—	—	(114,344)	—	—
Level 2
Excess Return Swaps	—	—	—	(1,117,337)	—	—
Unfunded Loan Commitments	—	(70,112)	—	—	—	(64,282)
Total Level 2	—	(70,112)	—	(1,117,337)	—	(64,282)
Level 3	—	—	—	—	—	—
Total	$—	$(70,112)	$—	$(1,231,681)	$—	$(64,282)

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Money Market Funds	$76,323,852	$23,784,693	$1,652,236	$963,864	$16,954,092	$5,726,110
Common Stocks	21,715	43,050	145,185	—	—	—
Total Level 1	76,345,567	23,827,743	1,797,421	963,864	16,954,092	5,726,110
Level 2
Collateralized Loan Obligations	1,324,314,253	216,622,935	—	—	—	—
US Government and Agency Obligations	1,289,768,923	—	—	9,933,117	—	43,881,165
Non-Agency Residential Collateralized Mortgage Obligations	985,758,535	202,480,788	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	951,173,046	162,420,499	—	—	—	—
Bank Loans	612,776,471	105,395,867	—	—	—	—
Asset Backed Obligations	520,867,600	56,279,785	—	—	—	—
Foreign Corporate Bonds	519,315,335	71,154,124	208,221,416	—	—	—
US Corporate Bonds	512,374,156	57,520,158	—	—	—	—
US Government and Agency Mortgage Backed Obligations	184,518,412	84,286,162	—	37,236,876	—	—
Other Short Term Investments	147,497,405	22,570,926	—	—	240,850,723	—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	$84,409,341	$32,658,912	$47,933,897	$—	$—	$77,254,932
Total Level 2	7,132,773,477	1,011,390,156	256,155,313	47,169,993	240,850,723	121,136,097
Level 3
Non-Agency Commercial Mortgage Backed Obligations	5,255,409	996,980	—	—	—	—
Common Stocks	1,159,929	451,795	—	—	—	—
Asset Backed Obligations	—	17,612,133	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	—	8,156,055	—	—	—	—
Bank Loans	—	107,165	—	—	—	—
Collateralized Loan Obligations	—	63,867	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—
Rights	—	2,883	—	—	—	—
Warrants	—	852	—	—	—	—
Total Level 3	6,415,338	27,391,730	—	—	—	—
Total	$7,215,534,382	$1,062,609,629	$257,952,734	$48,133,857	$257,804,815	$126,862,207
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$(236,853)	$—	$—
Total Level 1	—	—	—	(236,853)	—	—
Level 2
Excess Return Swaps	(1,063,550,627)	—	—	—	(22,571,205)	—
Forward Currency Exchange Contracts	—	—	—	—	—	52,493
Unfunded Loan Commitments	—	(23,108)	—	—	—	—
Total Level 2	(1,063,550,627)	(23,108)	—	—	(22,571,205)	52,493
Level 3	—	—	—	—	—	—
Total	$(1,063,550,627)	$(23,108)	$—	$(236,853)	$(22,571,205)	$52,493

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Investments in Securities
Level 1
Money Market Funds	$26,952,361	$3,397,167	$2,737,953	$444,547	$327,241	$5,714,152
Affiliated Mutual Funds	—	—	5,953,243	—	—	—
Total Level 1	26,952,361	3,397,167	8,691,196	444,547	327,241	5,714,152
Level 2
Asset Backed Obligations	238,748,570	—	2,615,190	—	—	3,033,766
US Corporate Bonds	144,223,857	1,215,399	5,857,516	3,297,984	—	—
Foreign Corporate Bonds	56,326,570	994,974	4,318,210	575,378	1,347,609	—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Commercial Paper	$—	$2,234,869	$—	$—	$—	$—
Collateralized Loan Obligations	—	—	14,568,794	3,861,222	—	16,409,660
Non-Agency Residential Collateralized Mortgage Obligations	—	—	10,842,402	—	—	19,521,988
Non-Agency Commercial Mortgage Backed Obligations	—	—	10,350,330	2,678,238	—	17,167,835
US Government and Agency Obligations	—	—	5,428,069	2,439,735	—	4,499,922
Other Short Term Investments	—	—	2,994,758	—	—	—
US Government and Agency Mortgage Backed Obligations	—	—	2,977,319	—	—	9,496,889
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	773,365	—	6,797,609	—
Total Level 2	439,298,997	4,445,242	60,725,953	12,852,557	8,145,218	70,130,060
Level 3
Foreign Corporate Bonds	2,188,907	—	—	—	—	—
Asset Backed Obligations	—	—	—	—	—	7,405,547
Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	1,174,201
Total Level 3	2,188,907	—	—	—	—	8,579,748
Total	$468,440,265	$7,842,409	$69,417,149	$13,297,104	$8,472,459	$84,423,960
Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—
Level 2
Forward Currency Exchange Contracts	—	—	(1,273,143)	—	—	—
Excess Return Swaps	—	—	(1,289,040)	(527,935)	—	—
Total Level 2	—	—	(2,562,183)	(527,935)	—	—
Level 3	—	—	—	—	—	—
Total	$—	$—	$(2,562,183)	$(527,935)	$—	$—

Category	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Affiliated Mutual Funds	$9,896,982
Money Market Funds	3,048,543
Total Level 1	12,945,525
Level 2
US Government and Agency Obligations	1,235,403
Other Short Term Investments	984,307
Total Level 2	2,219,710
Level 3	—
Total	$15,165,235

Category	DoubleLine Multi-Asset Trend Fund (Consolidated)
Other Financial Instruments
Level 1	$—
Level 2
Excess Return Swaps	418,483
Total Level 2	418,483
Level 3	—
Total	$418,483

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2022(c)
Investments in Securities
Asset Backed Obligations	$18,148,394	$1	$(672,913)	$—	$252,285	$(115,634)	$—	$—	$17,612,133	$(611,394)
Non-Agency Residential Collateralized Mortgage Obligations	8,647,146	27,297	(273,798)	36,774	—	(281,364)	—	—	8,156,055	(255,760)
Non-Agency Commercial Mortgage Backed Obligations	1,134,911	2,051	(72,518)	2,267	—	(69,731)	—	—	996,980	(83,377)
Common Stocks	502,597	—	(50,802)	—	—	—	—	—	451,795	(50,802)
Bank Loans	108,383	115	(2,047)	1,046	—	(332)	—	—	107,165	(1,929)
Collateralized Loan Obligations	73,653	—	(13,089)	305	2,998	—	—	—	63,867	(10,922)
Rights	—	—	2,883	—	—	—	—	—	2,883	—
Warrants	1,287	—	(435)	—	—	—	—	—	852	(435)
Foreign Corporate Bonds	—	—	—	—	—	—	—	—	—	—
Escrow Notes	—	—	—	—	—	—	—	—	—	—

Total	$28,616,371	$29,464	$(1,082,719)	$40,392	$255,283	$(467,061)	$—	$—	$27,391,730	$(1,014,619)

DoubleLine Income Fund	Fair Value as of 3/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2022(c)
Investments in Securities
Asset Backed Obligations	$7,811,068	$—	$(456,647)	$(276)	$100,819	$(49,417)	$—	$—	$7,405,547	$(431,167)
Non-Agency Commercial Mortgage Backed Obligations	1,157,833	—	13,384	2,984	—	—	—	—	1,174,201	13,384

Total	$8,968,901	$—	$(443,263)	$2,708	$100,819	$(49,417)	$—	$—	$8,579,748	$(417,783)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2022 may be due to a security that was not held or categorized as Level 3 at either period end.

(a)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$17,612,133	Market Comparables	Market Quotes	$66.45 - $1,685.22 ($222.97)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$8,156,055	Market Comparables	Market Quotes	$93.94 ($93.94)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$996,980	Market Comparables	Market Quotes	$75.25 ($75.25)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$451,795	Market Comparables	Market Quotes	$0.50 - $27.00 ($21.30)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$107,165	Market Comparables	Market Quotes	$99.18 ($99.18)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$63,867	Market Comparables	Market Quotes	$23.15 ($23.15)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Rights	$2,883	Intrinsic Value	Asset Sale Proceeds	$3.75 - $4.00 ($3.88)	Significant changes in asset sale proceeds would have resulted in direct changes in fair value of the security
Warrants	$852	Market Comparables	Market Quotes	$0.20 ($0.20)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
	$—	Intrinsic Value	Underlying Equity Price	$0.00 ($0.00)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Foreign Corporate Bonds	$—	Market Comparables	EBITDA Multiples	5.5x (5.5x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security
Escrow Notes	$—	Intrinsic Value	Reserve Account Value	$0.00 ($0.00)	Significant changes in reserve account value would have resulted in direct changes in fair value of the security
DoubleLine Income Fund	Fair Value as of 6/30/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$7,405,547	Market Comparables	Market Quotes	$61.11 - $8,337.34 ($1,634.58)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,174,201	Market Comparables	Market Quotes	$78.28 ($78.28)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.